GUINNESS ATKINSON CHINA & HONG KONG FUND

Schedule of Investments

at March 31, 2024 (Unaudited)

Shares	Common Stocks: 99.5%	Value
	Appliances: 7.5%
312,400	Haier Smart Home Co., Ltd. - H Shares	$971,891
127,909	Zhejiang Supor Cookware - A Shares	1,007,456
		1,979,347
	Application Software: 3.2%
686,000	TravelSky Technology, Ltd.	830,883

	Auto/Cars - Light Trucks: 3.9%
861,000	Geely Automobile Holdings Ltd.	1,016,442

	Auto/Truck Parts & Equipment: 3.6%
491,480	Weichai Power Co., Ltd. - H Shares	936,876

	Batteries/Battery System: 3.5%
284,540	Wuxi Lead Intelligent Equipment Co., Ltd. - A Shares	932,500

	Commercial Banks: 3.2%
213,000	China Merchants Bank Co., Ltd. - H Shares	842,263

	Computer Data Security: 2.8%
259,550	Venustech Group Inc. - A Shares	744,456

	E-Commerce/Services: 6.5%
24,500	Alibaba Group Holding Ltd.	219,897
9,510	Alibaba Group Holding Ltd. - ADR	688,144
1,352	JD.com Inc.	18,638
28,300	JD.com Inc. - ADR	775,137
		1,701,816
	Electronic Components: 2.4%
376,589	Shenzhen H&T Intelligent Control Co., Ltd. - A Shares	643,529

	Energy-Alternate: 7.5%
213,836	Hangzhou First Applied Materials Co., Ltd.	830,345
1,489,987	Xinyi Solar Holdings Ltd.	1,153,619
		1,983,964
	Finance: 3.0%
27,000	Hong Kong Exchanges & Clearing Ltd.	785,823

	Food-Dairy Products: 6.7%
416,130	Chongqing Fuling Zhacai Group Co., Ltd. - A Shares	761,523
260,900	Inner Mongolia Yili Industrial Group Co., Ltd. - A Shares	999,088
		1,760,611
	Home Furniture: 3.3%
408,800	Suofeiya Home Collection - A Shares	866,883

GUINNESS ATKINSON CHINA & HONG KONG FUND

Schedule of Investments

at March 31, 2024 (Unaudited)

Shares	Common Stocks: 99.5%	Value
	Insurance: 5.7%
114,000	AIA Group Ltd.	$765,394
175,500	Ping An Insurance Group Company of China Ltd. - H Shares	741,065
		1,506,459
	Internet Application Software: 3.7%
25,200	Tencent Holdings Ltd.	978,128

	Internet Content - Entertainment: 3.7%
9,285	NetEase Inc. - ADR	960,719

	Machinery-General Industry: 11.1%
310,168	NARI Technology Co., Ltd. - A Shares	1,029,729
501,697	Sany Heavy Industry Co., Ltd. - A Shares	998,247
108,054	Shenzhen Inovance Technology Co., Ltd. - A Shares	896,154
		2,924,130
	Pharmaceuticals: 8.8%
625,000	China Medical System Holdings Ltd.	656,386
1,024,400	CSPC Pharmaceutical Group Ltd.	804,919
2,183,500	Sino Biopharmaceutical Ltd.	842,495
		2,303,800
	Real Estate Operations/Development: 2.6%
476,000	China Overseas Land & Investments Ltd.	684,783

	Retail - Apparel/Shoe: 3.4%
94,900	Shenzhou International Group Holdings Ltd.	898,446

	Web Portals: 3.4%
8,510	Baidu Inc. - ADR*	895,933

	Total Common Stocks	26,177,791
	(cost $33,859,126)

	Total Investments in Securities	26,177,791
	(cost $33,859,126): 99.5%

	Other Assets less Liabilities: 0.5%	132,104

	Net Assets: 100.0%	$26,309,895

*	Non-income producing security.

ADR - American Depository Receipt